Capitalization and Management Incentive Units - Class A Units (Details) - Class A Preferred Units - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Preferred Units [Line Items]
Total funding commitments received	$ 43.0
Preferred return	8.00%
Units authorized	43,000,000	43,000,000	43,000,000	43,051,262
Units outstanding	43,000,000	43,000,000	43,000,000	43,051,262